Pending exterran transaction - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Statements [Line Items]
Borrowings, maturity		December 15, 2024
Borrowings	$ 339,126	$ 389,712	$ 331,422
Senior Secured Revolving Credit Facility [Member]
Statements [Line Items]
Borrowings, maturity	3-year
Bridge Loan Facility [Member]
Statements [Line Items]
Borrowings, maturity	5-year
Borrowings	$ 925,000
Bottom of range [member] | Senior Secured Revolving Credit Facility [Member]
Statements [Line Items]
Borrowings	600,000
Top of range [member] | Senior Secured Revolving Credit Facility [Member]
Statements [Line Items]
Borrowings	$ 700,000